Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

December 31, 2020

FF55-QTLY-0221
1.927052.109

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/11/21 (a)
(Cost $1,299,813)	1,300,000	1,299,821
	Shares	Value

Domestic Equity Funds - 51.4%
Fidelity Series All-Sector Equity Fund (b)	13,791,696	$158,328,675
Fidelity Series Blue Chip Growth Fund (b)	14,671,381	246,039,054
Fidelity Series Commodity Strategy Fund (b)	43,623,155	200,230,280
Fidelity Series Growth Company Fund (b)	27,554,220	627,409,591
Fidelity Series Intrinsic Opportunities Fund (b)	35,173,828	648,957,123
Fidelity Series Large Cap Stock Fund (b)	34,252,840	563,459,213
Fidelity Series Large Cap Value Index Fund (b)	15,657,061	206,829,770
Fidelity Series Opportunistic Insights Fund (b)	15,951,346	323,014,755
Fidelity Series Small Cap Discovery Fund (b)	5,660,698	70,305,866
Fidelity Series Small Cap Opportunities Fund (b)	14,985,165	240,212,191
Fidelity Series Stock Selector Large Cap Value Fund (b)	37,583,539	478,814,291
Fidelity Series Value Discovery Fund (b)	25,597,628	366,814,012
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,415,614,418)		4,130,414,821

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	15,781,565	182,277,078
Fidelity Series Emerging Markets Fund (b)	11,275,735	127,866,838
Fidelity Series Emerging Markets Opportunities Fund (b)	46,608,529	1,163,348,882
Fidelity Series International Growth Fund (b)	31,576,463	561,429,520
Fidelity Series International Small Cap Fund (b)	8,449,588	173,470,038
Fidelity Series International Value Fund (b)	55,491,674	559,910,986
Fidelity Series Overseas Fund (b)	43,947,102	544,944,059
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,654,844,551)		3,313,247,401

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	4,350,629	41,505,004
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,366,276	14,783,103
Fidelity Series Floating Rate High Income Fund (b)	907,787	8,251,785
Fidelity Series High Income Fund (b)	5,231,172	49,486,883
Fidelity Series Inflation-Protected Bond Index Fund (b)	14,502,996	155,617,145
Fidelity Series International Credit Fund (b)	195,565	2,000,631
Fidelity Series Investment Grade Bond Fund (b)	314,290	3,746,335
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,340,026	177,348,043
Fidelity Series Real Estate Income Fund (b)	2,884,317	30,285,332
TOTAL BOND FUNDS
(Cost $474,706,788)		483,024,261

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	12,703,608	12,706,148
Fidelity Series Government Money Market Fund 0.13% (b)(d)	77,058,152	77,058,152
Fidelity Series Short-Term Credit Fund (b)	1,170,129	11,982,123
TOTAL SHORT-TERM FUNDS
(Cost $101,389,770)		101,746,423
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,647,855,340)		8,029,732,727
NET OTHER ASSETS (LIABILITIES) - 0.0%		(138,753)
NET ASSETS - 100%		$8,029,593,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	67	March 2021	$12,558,480	$(2,977)	$(2,977)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	157	March 2021	16,726,780	10,727	10,727
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	175	March 2021	11,271,750	(321,950)	(321,950)
TOTAL FUTURES CONTRACTS					$(314,200)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $944,870.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,703
Total	$12,703

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$102,538,772	$20,127,731	$11,853,212	$10,476,933	$55,484	$47,459,900	$158,328,675
Fidelity Series Blue Chip Growth Fund	187,507,223	97,563,522	101,807,133	82,728,514	13,187,469	49,587,973	246,039,054
Fidelity Series Canada Fund	102,272,824	43,335,576	10,964,537	3,778,671	(421,698)	48,054,913	182,277,078
Fidelity Series Commodity Strategy Fund	174,824,429	32,314,345	45,325,935	811,166	(11,611,738)	50,029,179	200,230,280
Fidelity Series Emerging Markets Debt Fund	32,851,788	4,557,360	2,055,966	1,456,644	14,575	6,137,247	41,505,004
Fidelity Series Emerging Markets Debt Local Currency Fund	--	13,902,408	59,170	84,662	9	939,856	14,783,103
Fidelity Series Emerging Markets Fund	61,312,985	28,517,101	6,740,227	1,733,228	52,880	44,724,099	127,866,838
Fidelity Series Emerging Markets Opportunities Fund	575,818,721	235,150,473	51,338,511	33,454,154	1,609,939	402,108,260	1,163,348,882
Fidelity Series Floating Rate High Income Fund	6,830,635	1,011,125	497,411	260,627	(9,295)	916,731	8,251,785
Fidelity Series Government Money Market Fund 0.13%	156,431,430	63,037,649	142,410,927	156,089	--	--	77,058,152
Fidelity Series Growth Company Fund	385,995,184	187,752,095	120,546,636	153,359,399	21,640,657	152,568,291	627,409,591
Fidelity Series High Income Fund	40,185,395	5,710,068	2,487,056	1,959,718	(10,470)	6,088,946	49,486,883
Fidelity Series Inflation-Protected Bond Index Fund	111,702,784	53,851,800	17,373,126	1,991,097	12,416	7,423,271	155,617,145
Fidelity Series International Credit Fund	1,751,504	125,474	--	125,474	--	112,913	2,000,631
Fidelity Series International Growth Fund	438,016,794	137,225,617	106,619,664	77,274,648	3,095,116	89,711,657	561,429,520
Fidelity Series International Small Cap Fund	104,814,991	18,835,886	7,843,747	1,377,259	296,544	57,366,364	173,470,038
Fidelity Series International Value Fund	392,001,352	67,816,278	62,785,251	15,273,349	(3,355,467)	166,234,074	559,910,986
Fidelity Series Intrinsic Opportunities Fund	428,771,865	68,026,818	44,453,931	26,213,322	1,078,334	195,534,037	648,957,123
Fidelity Series Investment Grade Bond Fund	--	3,743,648	13,097	7,332	(6)	15,790	3,746,335
Fidelity Series Large Cap Stock Fund	380,465,209	84,113,278	48,098,748	28,417,268	596,060	146,383,414	563,459,213
Fidelity Series Large Cap Value Index Fund	104,497,485	64,167,201	7,436,933	4,056,568	(409,408)	46,011,425	206,829,770
Fidelity Series Long-Term Treasury Bond Index Fund	127,521,685	87,655,265	14,251,398	18,030,078	1,356,761	(24,934,270)	177,348,043
Fidelity Series Opportunistic Insights Fund	212,381,565	77,909,869	36,511,980	37,851,278	2,189,702	67,045,599	323,014,755
Fidelity Series Overseas Fund	363,239,177	61,730,805	42,911,816	5,978,768	(1,253,257)	164,139,150	544,944,059
Fidelity Series Real Estate Income Fund	22,180,819	4,082,244	1,558,554	1,727,755	(122,705)	5,703,528	30,285,332
Fidelity Series Short-Term Credit Fund	11,112,065	460,251	2,643	219,767	(44)	412,494	11,982,123
Fidelity Series Small Cap Discovery Fund	42,663,266	6,373,308	7,138,642	1,882,385	(114,286)	28,522,220	70,305,866
Fidelity Series Small Cap Opportunities Fund	148,454,980	18,967,310	14,922,688	4,779,304	136,816	87,575,773	240,212,191
Fidelity Series Stock Selector Large Cap Value Fund	279,158,612	93,071,760	20,909,409	9,926,631	(536,547)	128,029,875	478,814,291
Fidelity Series Value Discovery Fund	207,654,815	74,642,584	14,584,179	7,393,162	(376,611)	99,477,403	366,814,012
Total	$5,202,958,354	$1,655,778,849	$943,502,527	$532,785,250	$27,101,230	$2,073,380,112	$8,015,726,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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